Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
(18)	Fair Value Measurement

Impaired collateral-dependent loans are carried at fair value when the current collateral value is lower than the carrying value of the loan. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	At December 31, 2011					Losses Recorded in Operations For the Year Ended December 31, 2011
	Fair Value	Level 1	Level 2	Level 3	Total Losses

Residential real estate-
Closed-end first mortgages	$1,591	$0	$0	$1,591	$545	$308
Commercial real estate:
Owner-occupied	291	0	0	291	8	8
Non-owner-occupied	6,540	0	0	6,540	2,652	150
Land and construction	6,793	0	0	6,793	1,511	834

	$15,215	$0	$0	$15,215	$4,716	$1,300

	At December 31, 2010					Losses Recorded in Operations For the Year Ended December 31, 2010
	Fair Value	Level 1	Level 2	Level 3	Total Losses

Residential real estate-
Closed-end first mortgages	$4,136	$0	$0	$4,136	$561	$561
Commercial real estate:
Owner-occupied	70	0	0	70	20	20
Non-owner-occupied	8,893	0	0	8,893	2,583	1,857
Land and construction	7,231	0	0	7,231	1,815	1,363

	$20,330	$0	$0	$20,330	$4,979	$3,801

Foreclosed real estate is recorded at fair value less estimated costs to sell. Foreclosed real estate which is measured at fair value on a nonrecurring basis is as follows (in thousands):

	At Year End				Total Losses	Losses Recorded During the Year
	Fair Value	Level 1	Level 2	Level 3

At December 31, 2011	$7,646	$0	$0	$7,646	$772	$772

At December 31, 2010	$3,215	$0	$0	$3,215	$0	$0